Taxes Payable	12 Months Ended
Dec. 31, 2024
Taxes Payable
Taxes Payable

14. Taxes Payable

The following is a summary of taxes payable as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
VAT payable	31,038	34,523
Withholding individual income taxes for employees	7,670	8,037
Enterprise income taxes payable	17,177	17,996
Others	1,009	1,306
Total	56,894	61,862